Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Subsequent Events

9. Subsequent Events

Subsequent events have been evaluated through the date these financial statements were available to be released, and no other events required disclosures.

The effects of the COVID-19 virus are uncertain and may still have an impact on the Company’s operations.

ITEM 15. RECENT SALES OF UNREGISTERED SECURITIES

Below is a chart of all the unregistered shareholder who purchased shares since inception.

The chart provides detail on the sales price of the security, person purchasing the security, the date and amount of the security.

None	Investors	Shares	Date Purchased	Price	Restricted Common

1.	Timothy Hasey	1,000,000 Shares	02/17/2021	$.03	YES
2.	Ron Hargrove	300,000 Shares	03/02/2021	$.10	YES
3.	Robert Hooper	75,000 Shares	03/05/2021	$.10	YES
4.	Sterling Collins	500,000 Shares	03/13/2021	$.10	YES
5.	Robert Swapceinski	100,000 Shares	03/06/2021	$.10	YES
6.	John & Tammara Wolters	200,000 Shares	03/02/2021	$.10	YES
7.	Clarke Winkler	200,000 Shares	03/10/2021	$.10	YES
8.	Clyde Bianchi	200,000 Shares	03/02/2021	$.10	YES
9.	Dave Alridge	150,000 Shares	03/05/2021	$.10	YES
10.	Michael McGregor	75,000 Shares	03/19/2021	$.10	YES
11.	Samuel Rosenblatt	100,000 Shares	03/18/2021	$.10	YES
12.	Jamie Bannon	50,000 Shares	03/23/2021	$.10	YES
13.	Wong Hang Nga	500,000 Shares	03/21/2021	$.10	YES

ITEM 16. EXHIBITS

3.1	Articles of Incorporation for Ecrid, Inc. (filed as Exhibit 3.1 to the Form S1-A, filed on August 6, 2021 and incorporated herein by reference)
3.2	By-Laws of Ecrid, Inc. (filed as Exhibit 3.2 to the Form S-1/A, filed on July 8, 2021 and incorporated herein by reference.)
5.1	Opinion of McMurdo Law Group, LLC, legal counsel. (filed as Exhibit 3.2 to the Form S-1/A, filed on July 8, 2021 and incorporated herein by reference.)
23.1	Consent of MaughanSullivan LLC
23.2	Consent of McMurdo Law Group, LLC (included in Exhibit 5.1)
99.1	Subscription Agreement (filed as Exhibit 3.1 to the Form S-1/A, filed on August 6, 2021 and incorporated herein by reference)

____________

ITEM 17. UNDERTAKINGS

UNDERTAKINGS

The Registrant undertakes:

1. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the director, officer and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant is registering securities under Rule 415 of the Securities Act and hereby undertakes:

1. To file, during any period in which it offers or sells securities, a post-effective amendment to this registration statement to:

(i)	Include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii)	Reflect in the prospectus any facts or events which, individually or together, represent a fundamental change in the information in the registration statement; and notwithstanding the forgoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospects filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in the volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the "Calculation of Registration Fee" table in the effective registration statement.

(iii)	Include any additional or changed material information on the plan of distribution.

2. That, for the purposes of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

3. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

4. The undersigned Registrant hereby undertakes that:

A. For determining liability of the undersigned issuer under the Securities Act to any purchaser in the initial distribution of the securities, the undersigned issuer undertakes that in a primary offering of securities of the undersigned issuer pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned issuer will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

i.	Any preliminary prospectus or prospectus of the undersigned issuer relating to the offering required to be filed pursuant to Rule 424;

ii.	Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned issuer or used or referred to by the undersigned issuer;

iii.	The portion of any other free writing prospectus relating to the offering containing material information about the undersigned issuer or its securities provided by or on behalf of the undersigned issuer; and

iv.	Any other communication that is an offer in the offering made by the undersigned issuer to the purchaser.

B. That for the purpose of determining liability under the Securities Act to any purchaser:

Each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

"Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to the director, officer and controlling person of the issuer pursuant to the foregoing provisions, or otherwise, the issuer has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable."

In the event that a claim for indemnification against such liabilities (other than the payment by the issuer of expenses incurred or paid by a director, officer or controlling person of the issuer in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the issuer will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in Stuart, Florida on March 16, 2022.

ECRID , INC.

By:	/s/ Cleveland Gary
Cleveland Gary, President, Treasurer, Secretary and Director

In accordance with the requirements of the Securities Act of 1933, this registration statement was signed by the following persons in the capacities and on the dates stated.

Dated: March 16, 2022	By:	/s/ Cleveland Gary
Cleveland Gary, President, Treasurer, Secretary and Director
Principal Executive Officer Principal Financial Officer Principal Accounting Officer

9. Subsequent Events

Subsequent events have been evaluated through the date these financial statements were available to be released, and noted no other events requiring disclosures.

The effects of the COVID-19 virus are uncertain and may still have an impact on the Company’s operations.